Supplemental Information on Oil and Gas Producing Activities (Unaudited) (Details)	Dec. 31, 2011
Schedule of Equity Method Investments [Line Items]
Ownership interest in outstanding limited partner interests of equity method investee (in hundredths)	29.30%